Inventories:	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
Inventories:

5.                Inventories:

The amounts shown in the unaudited consolidated balance sheets are analyzed as follows:

	December 31, 2025	June 30, 2026
Lubricants	$15,435	$16,259
Bunkers	36,042	58,755
Total	$51,477	$75,014